Risk management - Disclosure of concentrations, credit with mortgage guarantee to households for house acquisition (Details) - EUR (€) € in Millions	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of credit risk exposure [line items]
Financial assets	€ 243,203	€ 193,716	€ 163,853
Gross carrying amount | Home purchase loans | Spain
Disclosure of credit risk exposure [line items]
Financial assets	61,097	63,688	62,324
Gross carrying amount | Home purchase loans | Spain | Credit impaired
Disclosure of credit risk exposure [line items]
Financial assets	924	1,088	1,860
With mortgage guarantee | Gross carrying amount | Home purchase loans | Spain
Disclosure of credit risk exposure [line items]
Financial assets	60,882	63,400	61,905
With mortgage guarantee | Gross carrying amount | Home purchase loans | Spain | Credit impaired
Disclosure of credit risk exposure [line items]
Financial assets	908	€ 1,064	€ 1,745
Less than or equal to 40% | With mortgage guarantee | Gross carrying amount | Home purchase loans | Spain
Disclosure of credit risk exposure [line items]
Financial assets	18,728
Less than or equal to 40% | With mortgage guarantee | Gross carrying amount | Home purchase loans | Spain | Credit impaired
Disclosure of credit risk exposure [line items]
Financial assets	131
More than 40% and less than or equal to 60% | With mortgage guarantee | Gross carrying amount | Home purchase loans | Spain
Disclosure of credit risk exposure [line items]
Financial assets	20,720
More than 40% and less than or equal to 60% | With mortgage guarantee | Gross carrying amount | Home purchase loans | Spain | Credit impaired
Disclosure of credit risk exposure [line items]
Financial assets	192
More than 60% and less than or equal to 80% | With mortgage guarantee | Gross carrying amount | Home purchase loans | Spain
Disclosure of credit risk exposure [line items]
Financial assets	18,083
More than 60% and less than or equal to 80% | With mortgage guarantee | Gross carrying amount | Home purchase loans | Spain | Credit impaired
Disclosure of credit risk exposure [line items]
Financial assets	199
More than 80% and less than or equal to 100% | With mortgage guarantee | Gross carrying amount | Home purchase loans | Spain
Disclosure of credit risk exposure [line items]
Financial assets	2,294
More than 80% and less than or equal to 100% | With mortgage guarantee | Gross carrying amount | Home purchase loans | Spain | Credit impaired
Disclosure of credit risk exposure [line items]
Financial assets	151
More than 100% | With mortgage guarantee | Gross carrying amount | Home purchase loans | Spain
Disclosure of credit risk exposure [line items]
Financial assets	1,057
More than 100% | With mortgage guarantee | Gross carrying amount | Home purchase loans | Spain | Credit impaired
Disclosure of credit risk exposure [line items]
Financial assets	€ 235